SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 5:       SUBSEQUENT EVENTS

On July 19, 2022, the Company’s Shareholders General meeting approved the abovementioned grants to the directors and the CEO, the compensation terms of Mr. Ofer Gonen as the Company’s new Chief Executive Officer, which terms will be effective as of July 1, 2022 and the termination terms for the previous CEO.